Condensed Consolidated Guarantor and Non-Guarantor Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Net cash provided by (used in) operations	$ 610	$ 880	$ 1,107
Cash flows from investment activities
Net change in restricted cash and cash equivalents	165	(147)	515
Net sales of marketable securities	252	(132)	(586)
Capital expenditures and purchase of equipment leased to others	(370)	(500)	(279)
Other investing activities	(49)	(44)	(84)
Net cash provided by (used in) investment activities	(2)	(823)	(434)
Cash flows from financing activities
Net borrowings (repayments) of debt	69	38	(1,278)
Other financing activities	(132)	(138)	(22)
Net cash provided by (used in) financing activities	(63)	(100)	(1,300)
Effect of exchange rate changes on cash and cash equivalents	3	(3)	0
Increase (decrease) in cash and cash equivalents	548	(46)	(627)
Cash and cash equivalents at beginning of the year	539	585	1,212
Cash and cash equivalents at end of the year	1,087	539	585
Parent Company
Net cash provided by (used in) operations	350	(44)	(174)
Cash flows from investment activities
Net change in restricted cash and cash equivalents	(4)	0	0
Net sales of marketable securities	115	(55)	(374)
Capital expenditures and purchase of equipment leased to others	0	0	0
Other investing activities	0	0	(20)
Net cash provided by (used in) investment activities	111	(55)	(394)
Cash flows from financing activities
Net borrowings (repayments) of debt	171	91	(20)
Other financing activities	(156)	(5)	35
Net cash provided by (used in) financing activities	15	86	15
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	476	(13)	(553)
Cash and cash equivalents at beginning of the year	226	239	792
Cash and cash equivalents at end of the year	702	226	239
Guarantor Subsidiaries
Net cash provided by (used in) operations	(183)	(66)	(421)
Cash flows from investment activities
Net change in restricted cash and cash equivalents	1	0	0
Net sales of marketable securities	0	0	0
Capital expenditures and purchase of equipment leased to others	(213)	(264)	(107)
Other investing activities	(157)	(12)	(84)
Net cash provided by (used in) investment activities	(369)	(276)	(191)
Cash flows from financing activities
Net borrowings (repayments) of debt	594	333	598
Other financing activities	0	0	0
Net cash provided by (used in) financing activities	594	333	598
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	42	(9)	(14)
Cash and cash equivalents at beginning of the year	13	22	36
Cash and cash equivalents at end of the year	55	13	22
Non-Guarantor Subsidiaries
Net cash provided by (used in) operations	901	556	1,041
Cash flows from investment activities
Net change in restricted cash and cash equivalents	168	(147)	515
Net sales of marketable securities	137	(77)	(212)
Capital expenditures and purchase of equipment leased to others	(157)	(236)	(172)
Other investing activities	108	(32)	(13)
Net cash provided by (used in) investment activities	256	(492)	118
Cash flows from financing activities
Net borrowings (repayments) of debt	(1,245)	48	(1,195)
Other financing activities	115	(133)	(24)
Net cash provided by (used in) financing activities	(1,130)	(85)	(1,219)
Effect of exchange rate changes on cash and cash equivalents	3	(3)	0
Increase (decrease) in cash and cash equivalents	30	(24)	(60)
Cash and cash equivalents at beginning of the year	300	324	384
Cash and cash equivalents at end of the year	330	300	324
Consolidation, Eliminations
Net cash provided by (used in) operations	(458)	434	661
Cash flows from investment activities
Net change in restricted cash and cash equivalents	0	0	0
Net sales of marketable securities	0	0	0
Capital expenditures and purchase of equipment leased to others	0	0	0
Other investing activities	0	0	33
Net cash provided by (used in) investment activities	0	0	33
Cash flows from financing activities
Net borrowings (repayments) of debt	549	(434)	(661)
Other financing activities	(91)	0	(33)
Net cash provided by (used in) financing activities	458	(434)	(694)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of the year	0	0	0
Cash and cash equivalents at end of the year	$ 0	$ 0	$ 0